BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE	BASIC AND DILUTED NET LOSS PER SHARE
The following table sets forth the computation of basic and diluted losses per share:

	December 31, 2023	December 31, 2022	December 31, 2021
Numerator:

Net loss for basic and diluted loss per share	$(114,208)	$(107,420)	$(505,330)

Denominator:

Weighted average number of Class A ordinary and preferred shares used in computing basic and diluted net loss per share	10,087,691	9,783,301	7,853,759

Basic and diluted net loss per Class A ordinary and preferred shares	$(11.32)	$(10.98)	$(64.34)